Basis of preparation and statement of compliance	12 Months Ended
Dec. 31, 2023
Basis of preparation and statement of compliance
Basis of preparation and statement of compliance

Note 2. Basis of preparation and statement of compliance

2.1.Basis of preparation for the consolidated financial statements

The Company has prepared these consolidated financial statements in accordance with International Financial Reporting Standards as adopted by the European Union and IFRS® Accounting Standards as issued by the International Accounting Standard Board (“IASB”).

These consolidated financial statements as of December 31, 2023 and for the twelve months ended December 31, 2023, 2022 and 2021 were authorized for issue by the Company’s Board of Directors on March 25, 2024.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2023

The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2023 primarily concern:

-	Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2;
-	Definition of Accounting Estimates – Amendments to IAS 8;
-	Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12; and
-	International tax reform – Amendment to IAS 12.

Those amendments had no material impact on the Company’s consolidated financial statements for the year ended December 31, 2023.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

No standards, amendments to existing standards or interpretations that may have material impact on the Company's financial statements had been published but were not yet applicable as of December 31, 2023.

2. 2.Scope and method of consolidation

●	Accounting policy

In accordance with IFRS 10 Consolidated Financial Statements, an entity (subsidiary) is consolidated when it is controlled by the company (the parent).

Subsidiaries are all entities over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and could affect those returns through its power to direct the activities of the entity. Subsidiaries are consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date the control ceases.

All intercompany transactions, balances, and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries are consistent with the policies adopted by the Company.

●	Consolidated entities

As of December 31, 2023, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its 100% owned subsidiary, Inventiva Inc., for which no non-controlling interest is recognized.

		Percent of
	Date of	Ownership
	incorporation	Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

The table below shows the contribution of the consolidated entities as of December 31, 2023, 2022 and 2021 in the consolidated financial statements:

December 31, 2023			Consolidation	Inventiva
(in thousands of euros)	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(107,231)	(197)	(2,999)	(110,426)
Total assets	70,304	13,301	(14,045)	69,561
Shareholders’ equity	(30,777)	876	(2,130)	(32,032)

December 31, 2022			Consolidation	Inventiva
(in thousands of euros)	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(55,173)	691	208	(54,274)
Total assets	112,289	8,676	(4,962)	116,004
Shareholders’ equity	44,369	1,111	(5)	45,476

December 31, 2021			Consolidation	Inventiva
(in thousands of euros)	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(50,113)	382	96	(49,635)
Total assets	121,768	4,232	(4,015)	121,985
Shareholders’ equity	88,552	404	(90)	88,866
●	Interests in associates and joint ventures

Hepalys is incorporated and has its principal place of business in Japan. The Company’s proportion of ownership interest is 15% and is the same as the proportion of voting rights held. In accordance with IAS 28 Investments in Associates and Joint Ventures, Hepalys is an associate of the Company and is accounted for using the equity method (see Note 6. – Investments accounted for using the equity method).

2.3Foreign currency translation

●	Functional and presentation currency

The Company’s consolidated financial statements are presented in euros, which is also its functional currency. The functional currency of Inventiva Inc. is the U.S. dollar. All amounts presented in these notes to the consolidated financial statements are denominated in euros unless otherwise stated.

●	Translation of financial statements into presentation currency

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into euros, the presentation currency, as follows:

●	Assets and liabilities for each balance sheet presented are translated at the closing rate on the date of that balance sheet,
●	Income and expenses for each statement of (income) loss and statement of comprehensive (income) loss are translated at average exchange rates (which is an approximate value of the exchange rate on the transaction date in the absence of significant fluctuations. Income and expenses are translated at the transaction dates if the exchange rates fluctuate significantly), and
●	All resulting exchange differences are recognized in other comprehensive income.

Exchange rate (USD per EUR)	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Average exchange rate for the period	1.0813	1.0530	1.1827
Exchange rate at period end	1.1050	1.0666	1.1326